CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interests	Total
Balance (Impact of adoption of new revenue guidance) at Dec. 31, 2017				$ (596)		$ (596)
Balance (Impact of adoption of new guidance for investments in equity securities) at Dec. 31, 2017			$ 995	(995)
Balance at Dec. 31, 2017	$ 56	$ 1,030,048	9,534	152,949	$ 2,207	1,194,794
Balance (in shares) at Dec. 31, 2017	222,706
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	777				778
Issuance of ordinary shares pursuant to stock plan (in shares)	2,132
Non-cash stock-based compensation		41,011				41,011
Net income (loss)				571,823	797	572,620
Currency translation adjustments			(60,144)		(129)	(60,273)
Purchase of subsidiaries' shares from non-controlling shareholders					(196)	(196)
Balance at Dec. 31, 2018	$ 57	1,071,836	(49,615)	723,181	2,679	1,748,138
Balance (in shares) at Dec. 31, 2018	224,838
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		319				319
Issuance of ordinary shares pursuant to stock plan (in shares)	1,472
Non-cash stock-based compensation		61,289				61,289
Net income (loss)				494,675	(1,842)	492,833
Currency translation adjustments			(18,944)		(85)	(19,029)
Purchase of subsidiaries' shares from non-controlling shareholders		469			(2,200)	(1,731)
Balance at Dec. 31, 2019	$ 57	1,133,913	(68,559)	1,217,856	(1,448)	$ 2,281,819
Balance (in shares) at Dec. 31, 2019	226,310					226,310
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		57				$ 57
Issuance of ordinary shares pursuant to stock plan (in shares)	1,378
Non-cash stock-based compensation		67,105				67,105
Sale of a subsidiary's shares to non-controlling shareholders		539			978	1,517
Acquisition of subsidiaries with non-controlling interests					16,133	16,133
Conversion of convertible debt		8				8
Net income (loss)				313,364	1,233	314,597
Net income attributable to redeemable non-controlling interests					(1,167)	(1,167)
Currency translation adjustments			148,085		462	148,547
Balance at Dec. 31, 2020	$ 57	$ 1,201,622	$ 79,526	$ 1,531,220	$ 16,191	$ 2,828,616
Balance (in shares) at Dec. 31, 2020	227,688					227,688